BASIS OF PREPARATION (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2018 shares $ / shares	Apr. 30, 2017	Jun. 30, 2020 shares yr	Jun. 30, 2019	Jun. 30, 2018	Dec. 22, 2018 USD ($)
Functional and Presentation Currency [Abstract]
Percentage of revenue			100.00%	100.00%	100.00%
Critical Accounting Estimates and Judgements [Abstract]
Weighted-average expected life (in years)			10
Valuations of Common Shares [Abstract]
Preference shares, aggregate value | $						$ 149.2
IBEX Global Limited [Member]
Basis of Accounting and Presentation [Abstract]
Ownership interest acquired		100.00%	100.00%	100.00%
Etelequote Limited [Member]
Basis of Accounting and Presentation [Abstract]
Ownership interest acquired		100.00%
DGS Limited [Member]
Basis of Accounting and Presentation [Abstract]
Ownership interest acquired		100.00%	100.00%	100.00%
iSky Inc [Member]
Basis of Accounting and Presentation [Abstract]
Ownership interest acquired		100.00%	100.00%	100.00%
Bottom of Range [Member]
Functional and Presentation Currency [Abstract]
Percentage of revenue			97.00%
Restricted Share Awards [Member]
Critical Accounting Estimates and Judgements [Abstract]
Weighted-average expected life (in years)			4
Valuations of Common Shares [Abstract]
Number of shares granted (in shares) | shares	2,373,374		1,841,660
Fair value of common shares (in dollars per share) | $ / shares	$ 0.61
United States of America [Member] | Bottom of Range [Member]
Functional and Presentation Currency [Abstract]
Percentage of revenue			97.00%